Horizon Digital Frontier ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 100.2%		Shares	Value
Aerospace & Defense - 2.1%
AeroVironment, Inc. (a)(b)		3,654	$921,722
Axon Enterprise, Inc. (a)		173	93,835
BWX Technologies, Inc.		1,979	407,634
Rocket Lab Corp. (a)		2,356	162,800
Rolls-Royce Holdings PLC - ADR		10,699	199,215
			1,785,206

Automobiles - 3.6%
BYD Co. Ltd. - ADR		30,146	362,054
Tesla, Inc. (a)(b)		6,908	2,780,539
			3,142,593

Banks - 2.3%
JPMorgan Chase & Co. (b)		5,396	1,620,419
NU Holdings Ltd. - Class A (a)(b)		26,048	390,199
			2,010,618

Broadline Retail - 9.7%
Alibaba Group Holding Ltd. - ADR (b)		9,362	1,349,158
Amazon.com, Inc. (a)(b)		30,239	6,350,190
MercadoLibre, Inc. (a)		75	131,818
PDD Holdings, Inc. - ADR (a)		1,999	207,356
Prosus NV - ADR		14,898	152,556
Sea Ltd. - ADR (a)(b)		2,474	268,305
			8,459,383

Capital Markets - 1.2%
Coinbase Global, Inc. - Class A (a)(b)		1,265	222,450
Interactive Brokers Group, Inc. - Class A (b)		6,849	487,580
Robinhood Markets, Inc. - Class A (a)(b)		4,147	314,550
			1,024,580

Communications Equipment - 0.9%
Arista Networks, Inc. (a)(b)		6,170	823,695

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.		122	174,383
EMCOR Group, Inc.		155	112,316
Quanta Services, Inc. (b)		738	415,553
			702,252

Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG - ADR (b)		40,380	1,626,506

Electric Utilities - 1.5%
Constellation Energy Corp. (b)		2,312	762,683
NRG Energy, Inc. (b)		1,644	294,210
Oklo, Inc. (a)		3,403	214,219
			1,271,112

Electrical Equipment - 5.3%
ABB Ltd. - ADR (b)		6,202	575,484
Bloom Energy Corp. - Class A (a)		1,651	257,011
Eaton Corp. PLC (b)		1,976	742,818
GE Vernova, Inc. (b)		1,309	1,143,542
Schneider Electric SE - ADR		9,468	617,408
Siemens Energy AG - ADR (a)		3,995	778,466
Vertiv Holdings Co. - Class A (b)		2,014	513,348
			4,628,077

Electronic Equipment, Instruments & Components - 2.8%
Amphenol Corp. - Class A (b)		4,793	700,066
Celestica, Inc. (a)		691	191,842
Corning, Inc. (b)		7,935	1,193,265
Flex Ltd. (a)		2,023	127,490
TE Connectivity PLC		1,107	254,776
			2,467,439

Entertainment - 0.8%
NetEase, Inc. - ADR		1,063	122,213
ROBLOX Corp. - Class A (a)		3,029	207,971
Spotify Technology SA (a)(b)		624	321,323
			651,507

Financial Services - 0.5%
Block, Inc. (a)(b)		6,489	413,349

Ground Transportation - 0.6%
Uber Technologies, Inc. (a)(b)		7,190	542,270

Health Care Equipment & Supplies - 0.8%
Intuitive Surgical, Inc. (a)(b)		1,428	719,012

Hotels, Restaurants & Leisure - 0.4%
DoorDash, Inc. - Class A (a)		1,716	302,823

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp. (b)		1,412	245,533

Industrial Conglomerates - 2.1%
Hitachi Ltd. - ADR (b)		27,977	933,592
Siemens AG - ADR (b)		5,998	873,249
			1,806,841

Interactive Media & Services - 14.1%
Alphabet, Inc. - Class C (b)		28,625	8,914,684
Baidu, Inc. - ADR (a)		1,547	192,509
Meta Platforms, Inc. - Class A		2,370	1,536,186
Tencent Holdings Ltd. - ADR (b)		24,897	1,635,733
			12,279,112

IT Services - 2.9%
Akamai Technologies, Inc. (a)(b)		1,390	136,762
Cloudflare, Inc. - Class A (a)(b)		1,654	284,802
Cognizant Technology Solutions Corp. - Class A (b)		10,008	644,816
International Business Machines Corp.		4,218	1,013,206
Shopify, Inc. - Class A (a)		3,281	396,115
			2,475,701

Machinery - 1.5%
Caterpillar, Inc.		1,438	1,068,190
Mitsubishi Heavy Industries Ltd. - ADR (a)		7,707	246,624
			1,314,814

Metals & Mining - 3.9%
Agnico Eagle Mines Ltd.		1,591	400,296
Anglo American PLC - ADR		7,814	195,350
Barrick Mining Corp.		5,483	278,207
Freeport-McMoRan, Inc. (b)		9,009	613,333
Gold Fields Ltd. - ADR		3,711	218,355
Newmont Corp.		2,045	265,850
Rio Tinto PLC - ADR		5,483	544,681
Southern Copper Corp.		3,900	851,334
			3,367,406

Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp.		1,999	236,682
EQT Corp.		4,420	271,476
Williams Cos., Inc.		3,908	292,006
			800,164

Semiconductors & Semiconductor Equipment - 23.3%
Advanced Micro Devices, Inc. (a)		2,153	431,052
Applied Materials, Inc. (b)		3,898	1,451,225
ASE Technology Holding Co. Ltd. - ADR		11,833	287,424
ASML Holding NV		765	1,109,678
Broadcom, Inc.		5,133	1,640,250
Infineon Technologies AG - ADR		4,324	233,583
Intel Corp. (a)		10,436	475,986
KLA Corp. (b)		636	969,614
Lam Research Corp. (b)		6,224	1,455,731
Marvell Technology, Inc.		4,041	330,109
Micron Technology, Inc. (b)		6,939	2,861,435
NVIDIA Corp.		33,183	5,879,696
Rigetti Computing, Inc. (a)(b)		5,538	96,472
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)		5,875	2,200,658
Teradyne, Inc.		730	233,622
Tokyo Electron Ltd. - ADR (a)		4,307	608,881
			20,265,416

Software - 13.8%
Cadence Design Systems, Inc. (a)(b)		3,397	1,023,856
D-Wave Quantum, Inc. (a)(b)		5,028	94,426
Microsoft Corp.		12,920	5,074,201
Nebius Group NV (a)		5,390	491,514
Oracle Corp. (b)		14,276	2,075,730
Palantir Technologies, Inc. - Class A (a)(b)		11,294	1,549,424
Qualys, Inc. (a)(b)		775	71,664
Salesforce, Inc.		1,610	313,612
ServiceNow, Inc. (a)(b)		3,673	396,721
Strategy, Inc. (a)		1,282	166,019
Synopsys, Inc. (a)		1,482	613,548
Tenable Holdings, Inc. (a)(b)		4,950	95,188
			11,965,903

Technology Hardware, Storage & Peripherals - 2.2%
Dell Technologies, Inc. - Class C		3,095	458,308
IonQ, Inc. (a)(b)		2,671	102,486
Quantum Computing, Inc. (a)(b)		11,910	100,163
Sandisk Corp. (a)		686	435,857
Western Digital Corp.		1,814	507,376
Xiaomi Corp. - ADR (a)		13,121	289,449
			1,893,639
TOTAL COMMON STOCKS (Cost $83,629,536)			86,984,951

PURCHASED OPTIONS - 0.0% (a)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (c)
iShares Bitcoin Trust ETF (d)(e)(f)
Expiration: 06/18/2026; Exercise Price: $51.51	189,669	51	3,537
Expiration: 06/18/2026; Exercise Price: $55.00	940,907	253	11,881
TOTAL PURCHASED OPTIONS (Cost $189,602)			15,418

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (g)		387,380	387,380
TOTAL MONEY MARKET FUNDS (Cost $387,380)			387,380

TOTAL INVESTMENTS - 100.6% (Cost $84,206,518)			87,387,749
Liabilities in Excess of Other Assets - (0.6)%			(532,135)
TOTAL NET ASSETS - 100.0%			$86,855,614

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Digital Frontier ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Put Options - (0.6)%
iShares Bitcoin Trust ETF (a)(b)
Expiration: 06/18/2026; Exercise Price: $51.51	$(189,669)	(51)	$(73,035)
Expiration: 06/18/2026; Exercise Price: $55.00	(940,907)	(253)	(443,846)
TOTAL WRITTEN OPTIONS (Premiums received $180,479)			$(516,881)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Digital Frontier ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$86,984,951	$–	$–	$86,984,951
Purchased Options	–	15,418	–	15,418
Money Market Funds	387,380	–	–	387,380
Total Investments	$87,372,331	$15,418	$–	$87,387,749

Liabilities:
Investments:
Written Options	$–	$(516,881)	$–	$(516,881)
Total Investments	$–	$(516,881)	$–	$(516,881)

Refer to the Schedule of Investments for further disaggregation of investment categories.